Revenue (Tables)	3 Months Ended
Mar. 31, 2020
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue

Revenue disaggregated by customer profile is as follows:

	Three Months Ended
	March 31, 2020	March 31, 2019
	(in thousands)

Top client	$81,267	$99,994
Clients 2-5	203,741	169,339
Clients 6-10	88,191	89,067
Clients 11-25	124,618	124,826
Other	217,285	191,626

Total	$715,102	$674,852